Income Tax Benefit (Expense) - Schedule of Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Income tax benefit using the Company's domestic tax rate, percentage									14.99%	15.00%	15.00%
Effect of tax rates in foreign jurisdictions, percentage									13.19%	13.90%	13.60%
Non deductible expenses, percentage									1.39%	0.81%	3.64%
Tax exempt income, percentage									0.42%	0.28%	5.99%
Utilization of previously unrecognised tax losses, percentage									0.02%	0.30%	0.02%
Current year losses for which no deferred tax asset was recognized, percentage									23.03%	29.00%	29.37%
Change in unrecognised temporary differences, percentage									3.79%	0.28%	1.73%
Others, percentage									0.02%	0.00%	0.05%
Loss for the year	$ (40,393)	$ (29,294)	$ (46,965)	$ (51,231)	$ (44,117)	$ (45,348)	$ (62,321)	$ (68,454)	$ (167,883)	$ (220,240)	$ (110,303)
Income tax benefit (expense)									740	(91)	(193)
Loss before tax	$ (40,939)	$ (29,493)	$ (46,995)	$ (51,196)	$ (44,031)	$ (45,432)	$ (62,271)	$ (68,415)	(168,623)	(220,149)	(110,110)
Income tax benefit using the Company's domestic tax rate									25,285	33,020	16,517
Effect of tax rates in foreign jurisdictions									22,238	30,611	14,978
Non deductible expenses									(2,338)	(1,781)	(4,005)
Tax exempt income									709	622	6,593
Utilization of previously unrecognised tax losses									29	655	24
Current year losses for which no deferred tax asset was recognized									(38,830)	(63,833)	(32,340)
Change in unrecognized deductible temporary differences									(6,385)	620	(1,908)
Others									32	(5)	(52)
Total									$ 740	$ (91)	$ (193)